UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2009
                                                 ------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      1700 BROADWAY
              38TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         PAUL SEGAL
Title:        PRESIDENT
Phone:        212-615-3450

Signature, Place, and Date of Signing:
/S/ PAUL SEGAL                 NEW YORK, NY                NOVEMBER 16, 2009
--------------                 ------------                -----------------
[Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                      -

Form 13F Information Table Entry Total:              43
                                                     --

Form 13F Information Table Value Total:          $1,109,932
                                                 ----------
                                                (thousands)

List of Other Included Managers:                     NONE

       Form 13F INFORMATION TABLE (09/30/09)

        COLUMN 1                 COLUMN 2    OLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                                                                            VOTING AUTHORITY
                                                                                                          ------------------
                                                                      SHRS
                                   TITLE OF               VALUE      OR PRN   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                       CLASS     CUSIP     (X1000)    AMOUNT   PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADA ES INC                       COM         005208103   143       40,931      SH         SOLE              40,931       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC             COM         017361106   66,038    2,490,121   SH         SOLE              2,490,121    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLIANT ENERGY CORP              COM         018802108   35,063    1,259,008   SH         SOLE              1,259,008    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC      COM         02076X102   31,992    911,457     SH         SOLE              911,457      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                      COM         023608102   23,932    946,674     SH         SOLE              946,674      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW      COM         030420103   17,322    868,695     SH         SOLE              868,695      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                     COM NEW     131347304   125,212   10,869,088  SH         SOLE              10,869,088   0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC           COM         15189T107   6,215     500,000     SH         SOLE              500,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CLECO CORP NEW                   COM         12561W105   14,669    584,887     SH         SOLE              584,887      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                  COM         125896100   60,402    4,507,628   SH         SOLE              4,507,628    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                 CL A SPL    20030N200   698       43,400      SH         SOLE              43,400       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                COM         20854P109   27,066    600,000     SH         SOLE              600,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DPL INC                          COM         233293109   44,585    1,708,253   SH         SOLE              1,708,253    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                      COM         281020107   97,721    2,910,104   SH         SOLE              2,910,104    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                     COM         28336L109   1,032     100,000     SH         SOLE              100,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP        CL A        291525103   366       435,817     SH         SOLE              435,817      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW                 COM         29364G103   40,091    502,012     SH         SOLE              502,012      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP                  COM         31567R100   44        40,300      SH         SOLE              40,300       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                  COM         336433107   30,572    200,000     SH         SOLE              200,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLU MOBILE INC                   COM         379890106   157       134,296     SH         SOLE              134,296      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC          COM         391164100   25,960    1,446,214   SH         SOLE              1,446,214    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIMELIGHT NETWORKS INC           COM         53261M104   773       190,446     SH         SOLE              190,446      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LOCAL COM CORP                   COM         53954R105   60        12,011      SH         SOLE              12,011       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NV ENERGY INC                    COM         67073Y106   14,641    1,263,227   SH         SOLE              1,263,227    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                        COM         69331C108   8,233     203,345     SH         SOLE              203,345      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPL CORP                         COM         69351T106   63,737    2,100,772   SH         SOLE              2,100,772    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                     PSHS UT
                                 SHT MSCI    74347R354   304       22,500      SH         SOLE              22,500       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                     COM         748356102   2,209     58,800      SH         SOLE              58,800       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY                    COM         816851109   47,593    955,500     SH         SOLE              955,500      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                      COM         842587107   24,175    763,333     SH         SOLE              763,333      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST GAS CORP               COM         844895102   12,698    496,405     SH         SOLE              496,405      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP               COM SER 1   852061100   1,304     330,000     SH         SOLE              330,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                    COM CL B    867652307   15,657    620,572     SH         SOLE              620,572      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC         COM         879433100   778       25,100      SH         SOLE              25,100       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TERREMARK WORLDWIDE INC          COM NEW     881448203   80        12,800      SH         SOLE              12,800       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP                   COM         89346D107   104,208   5,078,340   SH         SOLE              5,078,340    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LIMITED              NOTE 4.000%
                                 7/1         89628EAA2   3,409     3,000,000   SH         SOLE              3,000,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LIMITED              SPON ADR    89628E104   10,893    338,598     SH         SOLE              338,598      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LIMITED              CALL        89628E104   1,367     42,500           CALL  SOLE              42,500       0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UIL HLDG CORP                    COM         902748102   4,549     172,365     SH         SOLE              172,365      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP            COM         909205106   101,364   3,296,379   SH         SOLE              3,296,379    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL             COM         969457100   11,794    660,000     SH         SOLE              660,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP            COM         976657106   30,827    682,461     SH         SOLE              682,461      0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                                     ---------
                                                     ---------
                                                     1,109,932
                                                     =========
                                                     =========